Share Capital and Reserves - Summary of Treasury Shares (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance		$ (386)
Ending balance		(195)	$ (386)
Treasury Shares/Own Shares [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance		(386)	(360)
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		117	65
Shares acquired by CRH plc (Treasury Shares)		(880)	(220)
Shares acquired by Employee Benefit Trust (own shares)		(16)	(29)
Treasury Shares/own shares reissued		19	8
Cancellation of treasury shares		951	150	$ 1,402
Ending balance		$ (195)	$ (386)	$ (360)
Shares outstanding, beginning balance		10,320,739	10,236,356
Own Shares released by the Employee Benefit Trust under the 2014 Performance Share Plan		(3,254,236)	(2,180,467)
Shares acquired by CRH plc (Treasury Shares) (i)	[1]	17,829,602	5,951,146
Shares acquired by Employee Benefit Trust (own shares)		345,981	1,070,225
Treasury Shares/own shares reissued (ii)	[2]	(521,523)	(256,521)
Cancellation of treasury shares		(21,000,000)	(4,500,000)
Treasury Shares	[3]	3,476,859	10,087,161
Own shares	[3]	243,704	233,578
Shares outstanding, ending balance		3,720,563	10,320,739	10,236,356

[1]	During 2021, CRH repurchased a total of 17,829,602 Ordinary Shares returning a further $0.9 billion of cash to shareholders. This brings total cash returned to shareholders under the share buyback programme (‘the Programme’) to $2.9 billion since its commencement in May 2018.
[2]	These reissued Treasury Shares were previously purchased at an average price of $37.15 (2020: $32.45).
[3]	As at the balance sheet date, the nominal value of the Treasury Shares and own shares was €1.1 million and €0.1 million respectively (2020: €3.4 million and €0.1 million respectively). Dividends have been waived by the Trustees of the own shares.